Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total
Cost:
Balance at December 31, 2021	$13,315,526	$116,726	$1,321,257	$522,637	$15,276,146
Additions	3,405,862	-	-	-	3,405,862
Foreign exchange	(11,590)	-	-	-	(11,590)
Balance at December 31, 2022	$16,709,798	$116,726	$1,321,257	$522,637	$18,670,418
Additions	2,271,000	-	-	-	2,271,000
Foreign exchange	-	-	-	-	-
Balance at December 31, 2023	$18,989,858	$116,726	$1,321,257	$522,637	$20,941,478

Accumulated Amortization:
Balance at December 31, 2021	$9,058,517	$116,726	$1,321,257	$429,109	$10,925,609
Additions	668,566	-	-	93,528	762,094
Foreign exchange	(4,816)	-	-	-	(4,816)
Balance at December 31, 2022	$9,722,267	$116,726	$1,321,257	$522,637	$11,682,887
Additions	1,401,861	-	-	-	1,401,861
Foreign exchange	-	-	-	-	-
Balance at December 31, 2023	$11,124,128	$116,726	$1,321,257	$522,637	$13,084,748

Net Book Value:

Balance at December 31, 2022	$6,987,531	$-	$-	$-	$6,987,531
Balance at December 31, 2023	$7,856,730	$-	$-	$-	$7,856,730

Development Costs

Development costs are internally generated and are capitalized in accordance with the IAS 38, Intangible Assets. On a quarterly basis, the Company assesses capitalized development costs for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount.

The Company engaged a third-party evaluator to determine the recoverable amount of the intangible assets at December 31, 2023 based on the replacement cost method for costs related to devices under development and the royalty relief method for the devices for sales. The royalty relief method used an estimated royalty rate of 10.75% and WACC of 21.0%. Based on the results of their valuation, management determined that the recoverable amount was equal to, or in excess of the carrying amount in December 31, 2023. At December 31, 2022, management determined that the recoverable amount was equal to, or in excess of the carrying amount, and no impairment was recorded. The Company amortizes the capitalized development costs over a 4 year period.

During the twelve months ended December 31, 2023 the Company incurred $578,356 (December 31, 2022 -$339,828) in product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss.

Uniden License

During 2016, the Company acquired a license agreement from Uniden America Corporation (“Uniden”). The agreement provides for the Company to use the trademark “Uniden”, along with associated designs and trade dress to distribute, market and sell its cellular signal booster and accessories during its term. The agreement is until December 31, 2031 and is subject to certain minimum royalties. The license agreement is amortized on a straight-line basis over its five-year term and was fully amortized on December 31, 2021.

Clear RF Patent and Supplier Relationship:

As part of the acquisition of ClearRF on March 30, 2021, the Company purchased two patents valued at $122,717 plus a supplier relationship valued at $399,920. These intangible assets were recorded at cost and were initially scheduled to be amortized on a straight-line basis over their estimated useful life of four years with no residual value.

On December 31, 2021, the Company had an independent impairment in value report prepared for the intangibles. Management, based on this report, impaired the full amount of the supplier relationship of $399,920 because of a worldwide component and supply chain shortfall.